Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600

Direct Dial - (215) 564-8071

January 15, 2015

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Delaware Group® Adviser Funds (File No. 811-07972)
Delaware Group® Cash Reserve (File No. 811-02806)
Delaware Group® Equity Funds I (File No. 811-00249)
Delaware Group® Equity Funds II (File No. 811-00750)
Delaware Group® Equity Funds IV (File No. 811-04413)
Delaware Group® Equity Funds V (File No. 811-04997)
Delaware Group Foundation Funds® (File No. 811-08457)
Delaware Group® Global & International Funds (File No. 811-06324)
Delaware Group® Government Funds (File No. 811-04304)
Delaware Group® Income Funds (File No. 811-02071)
Delaware Group® Limited-Term Government Funds (File No. 811-03363)
Delaware Group® State Tax-Free Income Trust (File No. 811-02715)
Delaware Group® Tax-Free Fund (File No. 811-03850)
Delaware Pooled® Trust (File No. 811-06322)
Delaware VIP® Trust (File No. 811-05162)
Voyageur Insured Funds (File No. 811-04973)
Voyageur Intermediate Tax Free Funds (File No. 811-04364)
Voyageur Mutual Funds (File No. 811-07742)
Voyageur Mutual Funds II (File No. 811-04989)
Voyageur Mutual Funds III (File No. 811-04547)
Voyageur Tax Free Funds (File No. 811-03910)
(collectively, the Funds”)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Funds in connection with the annual meeting of shareholders that is scheduled to be held on March 31, 2015.

    Please direct questions or comments relating to this filing to me at the above-referenced telephone number or Jonathan Kopcsik at (215) 564-8099.

Very truly yours,

/s/ E. Taylor Brody
E. Taylor Brody